Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6.    Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2022	2023
Deductible VAT input	779,694	2,271,162
Prepayment to vendors	541,457	575,016
Deposits	349,651	240,769
Receivables from third party online payment service providers	154,264	160,030
Interest receivable	10,167	42,340
Receivables from JAC	196,075	—
Receivables of reimbursement from the depositary bank	87,170	—
Other receivables	131,963	150,857
Less: Allowance for credit losses	(4,033)	(5,411)
Total	2,246,408	3,434,763